Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill:
Carrying value at end of year	[1]	$ 969
Continuing and discontinued operations
Changes in goodwill:
Carrying value at beginning of year	[1],[2]	2,365	$ 2,005
Demerger of UK and Europe operations		(1,731)
Additions in the year		299	503
Disposals/reclassifications to held for sale			(13)
Exchange differences		36	(130)
Carrying value at end of year		$ 969	$ 2,365	[1],[2]

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations